LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

14.  LEASES

The Group leases certain office premises to support its core business under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2023, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2023, the Group had no significant lease contract that has been entered into but not yet commenced.

A summary of supplemental information related to operating leases as of December 31, 2023 is as follows:

	Year ended		Year ended
	December 31, 2022		December 31, 2023
Operating lease ROU assets	33,909		23,382
Operating lease liabilities	35,229		23,648
Operating leases - Weighted average remaining lease term	2.11	years	1.46	years
Operating leases - Weighted average discount rate	3.3%		3.3%

14.  LEASES — continued

A summary of lease cost recognized and recorded in sales and marketing and general and administrative expenses in the consolidated statements of operations and supplemental cash information related to operating leases is as follows:

	Year ended	Year ended
	December 31, 2022	December 31, 2023
Operating lease cost	27,715	19,209
Short-term lease cost	192	168
Total	27,907	19,377
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	17,743	20,263
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	12,289	7,958

As of December 31, 2023, the maturity of operating lease liabilities under the Group’s non-cancelable operating leases is as follows:

	As of December 31,	As of December 31,
	2022	2023
	RMB	RMB
2023	17,945	—
2024	16,304	18,976
2025	2,253	4,445
2026	—	821
2027 and thereafter	—	—
Subtotal	36,502	24,242
Less: imputed interest	1,273	594
Present value of operating lease liabilities	35,229	23,648